Loans (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Sep. 21, 2023 USD ($)	Sep. 21, 2023 CNY (¥)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 CNY (¥)	Jul. 27, 2023 USD ($)	Jul. 27, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)
Loans [Line Items]
Revolving fund				$ 688,023	¥ 5,000,000													$ 13,760,458	¥ 100,000,000	$ 4,128,137	¥ 30,000,000
Obtained loan		$ 14,084,705	¥ 100,000,000			$ 123,844	¥ 900,000	$ 14,084,705	¥ 100,000,000			$ 927,989	¥ 6,743,889	$ 1,376,046	¥ 10,000,000	$ 2,752,092	¥ 20,000,000
Line of credit by revolving letter of credit										$ 1,824,102	¥ 13,256,111
Percentage of liability ratio	70.00%
Financial compliance covenants	$ 3,653,103
Post Bank [Member]
Loans [Line Items]
Percentage of interest rate																				4.50%	4.50%
Line of Credit [Member]
Loans [Line Items]
Obtained loan														$ 688,023	¥ 5,000,000
China Construction Bank [Member]
Loans [Line Items]
Percentage of liability ratio	71.70%
Everbright Bank [Member]
Loans [Line Items]
Percentage of interest rate								9.504%	9.504%					4.30%	4.30%	4.50%	4.50%
Everbright Bank [Member] | Notes Payable to Banks [Member]
Loans [Line Items]
Percentage of interest rate												4.50%	4.50%
Everbright Bank [Member] | Line of Credit [Member]
Loans [Line Items]
Percentage of interest rate														4.66%	4.66%
WeBank [Member]
Loans [Line Items]
Percentage of interest rate						9.504%	9.504%